Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net cash (used in)/generated from operating activities	¥ 2,889,369	$ 415,032	¥ 3,111,438	¥ 2,463,699
Net cash (used in)/generated from investing activities	(1,168,267)	(167,811)	(3,301,239)	(4,913,827)
Net cash generated from/(used in) financing activities	68,676	9,865	(543,968)	61,070
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(13,250)	(1,904)	39,151	(2,584)
Net (decrease)/increase in cash and cash equivalents and restricted cash	1,776,528	255,182	(694,618)	(2,391,642)
Cash and cash equivalents and restricted cash at beginning of year	216,970	31,166	911,588	3,303,230
Cash and cash equivalents and restricted cash at end of year	1,993,498	286,348	216,970	911,588
Parent Company [Member]
Net cash (used in)/generated from operating activities	(498)	(72)	14,214	(8,303)
Net cash (used in)/generated from investing activities	218,406	31,372	515,101	(77,005)
Net cash generated from/(used in) financing activities	68,676	9,865	(543,968)	61,070
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,602	517	1,040	(1,486)
Net (decrease)/increase in cash and cash equivalents and restricted cash	290,186	41,682	(13,613)	(25,724)
Cash and cash equivalents and restricted cash at beginning of year	18,168	2,610	31,781	57,505
Cash and cash equivalents and restricted cash at end of year	¥ 308,354	$ 44,292	¥ 18,168	¥ 31,781